Offsets	Oct. 24, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-1
File Number	333-287963
Initial Filing Date	Jun. 11, 2025
Fee Offset Claimed	$ 1,365.96
Explanation for Claimed Amount	In accordance with Rule 457(b) under the Securities Act, the Company is using $1,365.96 of the previously paid fees to offset the filing fee payable in connection with this amendment to this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	GT Biopharma, Inc.
Form or Filing Type	S-1
File Number	333-287963
Filing Date	Jun. 11, 2025
Fee Paid with Fee Offset Source	$ 1,365.96
Explanation for Claimed Amount	In accordance with Rule 457(b) under the Securities Act, the Company is using $1,365.96 of the previously paid fees to offset the filing fee payable in connection with this amendment to this Registration Statement.